FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

The following table provide the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of June 30, 2025

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$2,563	$2,563
Total financial liabilities at fair value	$-	$-	$2,563	$2,563

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

The following table provide the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

Fair Value Measured as of December 31, 2023

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,830	$1,830
Total financial liabilities at fair value	$-	$-	$1,830	$1,830

SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2024	$1,830
Proceeds from issuance of SAFEs	950
Change in fair value of convertible securities	379
June 30, 2024	$3,159

January 1, 2025	1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	326
June 30, 2025	$2,563

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2023	$1,054
Proceeds from issuance of 2023 SAFE	995
Change in fair value of convertible securities	(219)
December 31, 2023	$1,830
Proceeds from issuance of 2024 SAFEs	1,000
Conversion of SAFEs to Ordinary Shares*	(2,107)
Conversion of short-term debt from shareholders to 2024 SAFEs	636
Change in fair value of convertible securities	443
December 31, 2024	$1,802

(*)	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Note 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.